TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 17:-	TAXES ON INCOME

a.	Tax laws applicable to the Company:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, until 2007, the results for tax purposes were adjusted for the changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation (in respect of depreciable assets purchased after the 2007 tax year).

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, companies are entitled to various tax benefits by virtue of the "preferred enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment"), was enacted. The Amendment prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a preferred company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates. The tax rates under the Amendment are: 2011 and 2012 - 15% (in development area A - 10%) and in 2013 - 12.5% (in development area A - 7%).

The Company elected to transition to the preferred enterprise track starting from the 2012 tax year and submitted its final decision to the tax authorities. The deferred tax balances were adjusted accordingly on said date.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Accelerated depreciation:

By virtue of the Law, the Company is eligible for deduction of accelerated depreciation on equipment used by the approved enterprise from the first year of the asset's operation.

Conditions for the entitlement to the benefits:

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The managements believe that the Company is meeting the aforementioned conditions.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

b.	Tax rates applicable to the Group:

1.
In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The Israeli corporate income tax rate was 23% in 2019 and 2018, and 24% in 2017.

As the Company has the status of a preferred enterprise, the income tax rate applied is 16% in 2019, 2018 and 2017.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law") was enacted. The Law includes, among others, provisions for the taxation of revaluation gains effective from August 1, 2013. The provisions regarding revaluation gains will become effective only after the publication of regulations defining what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of foreign assets. As of the date of approval of these financial statements, these regulations have not been published.

2.	The tax rates of the Company's non-Israeli subsidiaries range between 28% - 30%.

3.	On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the "Act"), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

c.	Carryforward losses for tax purposes and tax credits carryforwards:

As of December 31, 2019 the Company's carryforward operating losses for tax purposes were approximately $24.1 million. Carryforward capital losses for tax purposes were approximately $9 million. As of December 31, 2019 the balance of tax credits carryforward was $1,085.

The Company's carryforward losses for tax purposes and tax credits carryforward do not have expiration dates.

d.	Income tax assessments:

The Company files its income tax return in Israel. Eltek Europe files its income tax returns in Germany and Eltek USA files its income tax return in the United States.

In Israel, the Company has received final tax assessments through the 1995 tax year. Assessments through the 2014 tax year are considered final due to statute of limitations. The Israeli tax returns of the Company may be audited by the Israeli Tax Authorities for the tax years beginning in 2015.

Eltek Europe has received final tax assessments through the 2013 tax year. The tax returns of Eltek Europe remain subject to audit for the tax years beginning in 2014. The tax returns of Eltek USA remain subject to audit for the tax years beginning in 2012.

e.	Profit before tax and income tax expense included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2019	2018	2017

Income (loss) before income tax expense:
Israel	1,741	(2,663)	(3,701)
Foreign jurisdictions	129	119	-

	1,870	(2,544)	(3,701)

Current tax expense:
Israel	-	14	-
Foreign jurisdictions	32	49	74

	32	63	74

Deferred taxes:
Israel	45	-	-

	45	-	-

Income tax expense	77	63	74

f.	Reconciliation of the theoretical income tax benefit to the actual income tax expense:

A reconciliation of the theoretical income tax benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2019	2018	2017

Income (loss) before income tax expense as reported in the consolidated statements of comprehensive income	1,870	(2,544)	(3,701)

Statutory tax rates	23%	23%	24%

Theoretical tax expense (benefit) calculated	430	(585)	(888)

Losses and other items for which a valuation allowance was provided	(38)	271	1,218
Change in effective on corporate tax rate	-	-	(49)
Realization of carryforward tax losses for which valuation allowance was provided	(250)	-	-
Tax benefit arising from "Preferred enterprises"	(109)	189	296
Foreign tax rate differential in subsidiaries	22	22	44
Non-deductible items and others	22	166	(547)

Total	(353)	648	962

Income tax expense	77	63	74

g.	Deferred tax assets and liabilities:

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018

Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,851	3,892
Capital loss carryforwards (in Israel)	2,073	2,137
Reserves, operating lease and others	637	228
Tax credit carryforward	1,085	992

Total gross deferred taxes	7,646	7,249

Less valuation allowance	(6,298)	(6,160)

Deferred tax assets, net	1,348	1,089

Deferred tax liabilities:
Undistributed income of subsidiaries	(232)	(212)
Property and equipment, and operating lease	(1,161)	(877)

Total deferred tax liabilities	(1,393)	(1,089)

Net deferred tax liabilities	(45)	-

The Company recorded a full valuation allowance for deferred tax assets with respect to its deferred tax assets in Israel due to uncertainty about its ability to utilize such losses in the future. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making this assessment. The valuation allowance for deferred tax assets as of December 31, 2019 and 2018 was $6,298 and $6,160 respectively. The net change in the total valuation allowance for each of the years ended December 31, 2019, 2018 and 2017, was an increase (decrease) of ($138), $271 and $1,218, respectively.

h.	Accounting for uncertainty in income taxes:

For the twelve-month periods ended December 31, 2019, 2018 and 2017, the Company did not have any unrecognized tax benefits and thus, no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve-month months.